Line of Credit (Detail) (USD $)	8 Months Ended	9 Months Ended	10 Months Ended					0 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Oct. 15, 2013	Apr. 30, 2012	Feb. 28, 2011	Feb. 28, 2013 Series C Preferred Stock [Member]	Feb. 28, 2011 Series C Preferred Stock [Member]	Feb. 28, 2011 Warrant [Member] Series C Preferred Stock [Member]	Oct. 31, 2013 Warrant [Member] Subsequent Event [Member] Common Stock [Member]	Dec. 31, 2013 Line of Credit [Member]	Dec. 31, 2012 Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity						$ 19,000,000	$ 14,000,000
Basis spread on variable rate	2.00%		1.50%
Restricted cash			1,000,000
Interest rate at the end of the period				5.25%									5.25%
Line of credit facility, asset restrictions, cash		2,000,000
Loan facility	9,998,000	9,998,000		0								18,200,000	19,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									154,506
Fair value of warrant	$ 4,167,000	$ 4,167,000		$ 0						$ 155,000
Share price					$ 15.00				$ 1.165
Fair value assumptions, risk free interest rate								3.00%
Fair value assumptions, expected dividend rate								0.00%
Fair value assumptions, expected term								7 years
Fair value assumptions, expected volatility rate								75.00%
Stock issued in relation to the exercise of warrants											10,889